Intangible Assets, net	6 Months Ended
Jun. 30, 2021
Intangible Assets, net
Intangible Assets, net

Note 10 – Intangible Assets, net

	June 30,	December 31,
	2021	2020
Software	$26,228	$25,957
Land use rights*	310,447	307,241
Patents	4,647,000	4,599,000
Subtotal	4,983,675	4,932,198
Less: Accumulated amortization	(4,548,762)	(4,268,165)
Intangible assets, net	$434,913	$664,033

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired land use rights from the local government in December 2002 for period of 50 years. As of June 30,2021 and December 31, 2020, land use rights with net book value of $200,756 and $201,755, respectively, were pledged as collateral for bank loans (Note 11).

Amortization expense for intangible assets totaled $235,593 and $216,781 for the six months ended June 30, 2021 and 2020, respectively.